Bank facilities (Details)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unrealized gain on forward foreign exchange contracts	$ 542,000					$ 1,201,000
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign exchange contracts	$ 31,500,000					$ 38,000,000
Average price of hedging instrument (CDN per USD)	1.35			1.35	1.00
LG Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity	$ 2,000,000
Borrowings outstanding	1,433,000	€ 979,000	$ 0
FX Facility
Disclosure of detailed information about borrowings [line items]
Foreign exchange facility	$ 25,000,000